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ELISE M. DOLAN elise.dolan@dechert.com +1 212 698 3806 Direct +1 212 698 0413 Fax

December 3, 2012

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Trust (“Registrant”)

File Nos. 33-17619 and 811-05349

Post-Effective Amendment No. 336

Ladies and Gentlemen:

On behalf of Goldman Sachs Trust (the “Registrant”), electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 336 to the Registrant’s registration statement on Form N-1A (“Registration Statement”) under the 1933 Act. This Registration Statement is being filed for the purpose of updating disclosure related to changes to the investment objective and strategies of the Goldman Sachs Income Builder Fund (formerly the Goldman Sachs Balanced Fund), which could be construed as material.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 212.698.3806.

Sincerely,

/s/ Elise M. Dolan

Elise M. Dolan